GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
8 .	GOODWILL AND INTANGIBLE ASSETS, NET

(a) Goodwill
Goodwill by segment is as follows:

	December 31,
	2019	2018
Mocha Clubs (1)	$81,820	$81,376
Corporate and Other (2)	13,800	—

Goodwill	$95,620	$81,376

Notes
(1)
The amount represents goodwill arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. The changes in carrying amounts represented the exchange differences arising from foreign currency translation at the balance sheet date.

(2)
The amount represents goodwill arose from the acquisition of Japan Ski Resort on November 28, 2019 amounted to $13,731 as described in Note 25 and the exchange differences arising from foreign currency translation at the balance sheet date.

(b) Intangible Assets, Net
As of December 31
, 2019
and 2018
, intangible assets comprised the carrying amounts of trademarks of Mocha Clubs of $4,215 and $4,193 and internal-use
software, a finite-lived intangible asset, of $27,413 and $27,261
, respectively. Trademarks arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006
. The changes in carrying amounts of trademarks represented the exchange differences arising from foreign currency translation at the balance sheet date.
The cost and the accumulated amortization of
internal-use
software amounted to $30,353 and $2,940 as of December 31, 2019 and $27,958 and $697 as of December 31, 2018, respectively. The amortization expense of internal-use
software recognized for the year
s
ended December 31, 2019 and 2018 w
ere
$2,232 and $697, respectively. The Company expects the amortization of the internal-use
software will be approximately $2,512
, $
2,512, $1,990, $1,943, $1,943 and $16,513 in 2020, 2021, 2022, 2023, 2024 and thereafter, respectively
.